Schedule of short-term bank loan (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Debt Instrument [Line Items]
Carrying amount	$ 583,249	$ 381,159	$ 750,000	$ 520,740
Secured Fixed Rate Bank Loans [Member]
Debt Instrument [Line Items]
Currency	SGD	SGD
Period	2025 - 2026	2020 - 2025
Interest rate		1.75%
Individual guarantee		Guarantee from Poo Kow Peok, Poo Chen Boon and Poo Chong Hee
Personal guarantee		Corporate guarantee from Campaign Complete Solutions Pte Ltd and WIS Holdings Pte Ltd
Carrying amount	$ 583,249	$ 381,159	$ 750,000	$ 520,740
Secured Fixed Rate Bank Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate		2.75%
Secured Fixed Rate Bank Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate		6.75%